Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document And Entity Information1
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 51.0
Entity Common Stock, Shares Outstanding	582,321,890
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY